Lease Right-Of-Use Assets and Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Lease Right-of-use Assets And Lease Liabilities
Schedule of Operating Lease Cost and Supplemental Cash Flow Information

The components of operating lease cost and supplemental cash flow information related to leases are as follows:

	Year ended Dec 31, 2024	Year ended Dec 31, 2023
	(Audited)	(Audited)
Lease costs
Operating leases - rental expenses	$34,772	$24,035
Operating leases - rental payment	$21,646	$20,750

Other information
Cash paid for amounts included in the measurement of lease liabilities	$34,772	$24,035
Weighted average remaining lease term – operating leases (in years)	16.87	17.17
Weighted average discount rate – operating leases	6.35 – 6.85%	6.35 – 6.85%

Schedule of Supplemental Balance Sheet Information

The supplemental balance sheet information related to lease is as follows:

	Year ended Dec 31, 2024	Year ended Dec 31, 2023
	(Audited)	(Audited)
Non – current assets
Right-of-use assets (i)	$415,003	$408,699

Current liabilities
Operating lease liabilities	$19,572	$20,160
Non - Current liabilities
Operating lease liabilities	$504,934	$463,944

(i)	Operating lease right-of-use assets are measured at a cost of $510,430 and $466,296 and less accumulated amortization of $95,427 and $57,597 as of December 31, 2024, and 2023, respectively.

Schedule of Operating Lease Right of Use Asset

As of December 31, 2024 operating lease right of use asset as follow:

December 31, 2024
(Audited)
Balance as of January 1, 2023	$446,957
Additions	$20,055
Remeasurement	$(6,087)
Less: Amortization during the year	$(34,970)
Foreign exchange translation loss	$(17,256)
Balance as of December 31, 2023	$408,699
Addition	$31,378
Remeasurement	$-
Less: Amortization during the year	$(35,576)
Foreign exchange translation gain	$10,502
Balance as of December 31, 2024	$415,003

Schedule of Operating Lease Liability

As of December 31, 2024, operating lease liability as follow:

December 31, 2024
(Audited)
Balance as of January 1, 2023	$482,655
Add: Finance cost	$30,397
Add: Additions	$20,055
Less: Repayment of lease liabilities	$(24,035)
Remeasurement	$(6,087)
Foreign exchange translation gain	$(18,881)
Balance as of December 31, 2023	$484,104
Add: Finance cost	$30,666
Add: Additions	$31,378
Less: Repayment of lease liabilities	$(34,772)
Remeasurement	$-
Foreign exchange translation loss	$13,130
Balance as of December 31, 2024	$524,506